DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 98	$ 94	$ 197	$ 182
Direct commercial property expense	445	479	925	1,001
Expense relating to variable lease payments not included in measurement of lease liabilities	4	3	4	7
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	162	182	336	378
Real estate taxes	151	157	308	324
Employee compensation and benefits	38	40	80	88
Lease expense	4	3	8	8
Other	90	97	193	203
Direct commercial property expense	$ 445	$ 479	$ 925	$ 1,001